DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule Of Maturities Of Time Deposits

At December 31, 2012, the scheduled maturities of time deposits included in interest-bearing deposits were as follows (in thousands):

Year	Amount

2013	$103,507
2014	24,349
2015	16,375
2016	6,368
2017	10,326
Thereafter	11
$160,936